Other income, gains or loss - net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other income, gains or loss - net
Net foreign exchange (loss)/gain	¥ 285,722	¥ (8,569)	¥ (10,951)
Government grants and tax rebates (Note a)	63,627	17,795
Net gain on financial assets at fair value through profit or loss	49,447	38,891	102,582
Gain on dilution of interest in associate (Note 14)	2,511		7,641
Net gain on financial assets at fair value through other comprehensive income	2,092	44
Gain on disposal of property, plant and equipment and intangible asset	1,302	13,267
Gain on disposal of lease assets and derecognition of lease liabilities	11		5,232
Guarantee loss, net (Note b)	(69,185)	(137,191)	(200,080)
Net loss on derivatives	(281,691)	(244)	(2,438)
Interest income from shareholder for late capital injection			15,088
Others	4,596	1,753	3,066
Other income, gains or loss-net	¥ 58,432	¥ (74,254)	¥ (79,860)